UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2010
                                                      -----------------

Check here if Amendment [ ];                  Amendment Number:
                                                                 -----

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Haber Trilix Advisors, LP
          ----------------------------------------------------------
Address:    29 Commonwealth Ave., 10th Floor
          ----------------------------------------------------------
            Boston, MA 02116
          ----------------------------------------------------------

          ----------------------------------------------------------

Form 13F File Number:   28-
                        ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Glenn Dixon
                  ----------------------------------------------------------
          Title:    COO & CFO
                  ----------------------------------------------------------
          Phone:    617-849-5250
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:
      /s/ Glenn Dixon               Boston, MA               02-14-2011
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                             ----------------------------

Form 13F Information Table Entry Total:        30
                                             ----------------------------

Form 13F Information Table Value Total:      $510,308
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

     NONE

Haber Trillix Advisors, LP
FORM 13F

         December 31, 2010


                                                      FORM 13F INFORMATION TABLE

                                                                                                             Voting Authority
                                                                                                             ----------------
                                Title
                                 of                    Value      Shares/ Sh/  Put/   Invstmt    Other
      Name of Issuer            Class       CUSIP     (x$1000)    Prn Amt Prn  Call   Dscretn    Managers    Sole    Shared    None
      --------------            -----       -----     -------    -------  ---  ----   -------    --------    ----    ------    ----
BAYTEX ENERGY TR              TRUST UNIT    073176109  17,912    384,300  SH          SOLE       N/A      384,300                 0
ENERPLUS RES FD            UNIT TR G NEW    29274D604  23,693    772,500  SH          SOLE       N/A      772,500                 0
PROVIDENT ENERGY TR              TR UNIT    74386K104   9,097  1,150,000  SH          SOLE       N/A    1,150,000                 0
ANNALY CAP MGMT INC                  COM    035710409  22,187  1,246,000  SH          SOLE       N/A    1,246,000                 0
BARRICK GOLD CORP                    COM    067901108     159      3,000  SH          SOLE       N/A        3,000                 0
BANK MONTREAL QUE                    COM    063671101  25,866    450,000  SH          SOLE       N/A      450,000                 0
BANK NOVA SCOTIA HALIFAX             COM    064149107   7,566    132,500  SH          SOLE       N/A      132,500                 0
BROOKFIELD INFRAST PARTNERS  LP INT UNIT    G16252101  17,644    845,000  SH          SOLE       N/A      845,000                 0
BROOKFIELD PPTYS CORP                COM    112900105  45,656  2,600,000  SH          SOLE       N/A    2,600,000                 0
CANADIAN NAT RES LTD                 COM    136385101  28,606    645,000  SH          SOLE       N/A      645,000                 0
CENOVUS ENERGY INC                   COM    15135U109  15,405    462,900  SH          SOLE       N/A      462,900                 0
CDN IMPERIAL BK OF COMMERCE          COM    136069101  35,405    452,000  SH          SOLE       N/A      452,000                 0
CYPRESS SHARPRIDGE INVTS INC         COM    23281A307   5,311    414,036  SH          SOLE       N/A      414,036                 0
DIAMOND OFFSHORE DRILLING IN         COM    25271C102   1,993     30,000  SH          SOLE       N/A       30,000                 0
HATTERAS FINL CORP                   COM    41902R103   3,409    113,341  SH          SOLE       N/A      113,341                 0
IESI BFC LTD                         COM    44951D108  33,866  1,400,000  SH          SOLE       N/A    1,400,000                 0
INTEL CORP                           COM    458140100  12,120    580,000  SH          SOLE       N/A      580,000                 0
LILLY ELI & CO                       COM    532457108   2,611     75,000  SH          SOLE       N/A       75,000                 0
NEWMONT MINING CORP                  COM    651639106  20,143    330,000  SH          SOLE       N/A      330,000                 0
PENGROWTH ENERGY TR          TR UNIT NEW    706902509  19,170  1,500,000  SH          SOLE       N/A    1,500,000                 0
PENN WEST ENERGY TR              TR UNIT    707885109   5,722    240,000  SH          SOLE       N/A      240,000                 0
PHILIPPINE LONG DISTANCE
  TEL                      SPONSORED ADR    718252604   2,089     36,078  SH          SOLE       N/A       36,078                 0
ROYAL BK CDA MONTREAL QUE            COM    780087102  31,915    610,000  SH          SOLE       N/A      610,000                 0
ROGERS COMMUNICATIONS INC           CL B    775109200  16,781    485,000  SH          SOLE       N/A      485,000                 0
SUNCOR ENERGY INC NEW                COM    867224107  14,018    366,200  SH          SOLE       N/A      366,200                 0
TORONTO DOMINION BK ONT          COM NEW    891160509  14,479    195,000  SH          SOLE       N/A      195,000                 0
TELUS CORP                   NON-VTG SHS    87971M202  22,706    525,000  SH          SOLE       N/A      525,000                 0
THOMSON REUTERS CORP                 COM    884903105  18,248    490,000  SH          SOLE       N/A      490,000                 0
TOTAL S A                  SPONSORED ADR    89151E109  26,868    505,600  SH          SOLE       N/A      505,600                 0
YAMANA GOLD INC                      COM    98462Y100   9,664    756,800  SH          SOLE       N/A      756,800                 0

